8. Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 312,106	$ 410,061
Carrying Value Limited Partnerships Investment	2,762,406	2,263,512
LimitedPartnership
Tax Credits	415,099	437,229
CFS
Investment in partner, included in other asset	3,535,527	2,946,831
Income	$ 588,696	$ 514,485